Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

	December 31, 2017	December 31, 2016
	(in thousands)
Opening goodwill	$616,088	$588,434
Current year acquisitions (note 4 (a))	129,222	34,576
Prior period acquisition (note 4 (b))	1,393	7,689
Foreign exchange movement	22,355	(14,611)
Closing goodwill	$769,058	$616,088

The Company has made a number of strategic acquisitions since inception to enhance its capabilities and experience in certain areas of the clinical development process. Goodwill arising on acquisition represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises of the acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.

The Company acquired Mapi Developments SAS ('Mapi') during the year-ended December 31, 2017 resulting in the recognition of goodwill of $129.2 million (note 4 (a)).

The Company tests goodwill annually for impairment or whenever events occur which may indicate impairment. The results of the Company's goodwill impairment testing (assessed at September 30, 2017) during the year ended December 31, 2017 provided no evidence of impairment and indicated the existence of sufficient headroom such that a reasonably possible change to the key assumptions used would be unlikely to result in an impairment of the related goodwill.

(a) Acquisitions - Mapi Group

On July 27, 2017, a subsidiary of the Company, ICON Clinical Research Limited, acquired Mapi Group. Mapi Group is a leading patient-centered health outcomes research and commercialization company. Cash outflows on acquisition were $144.1 million.

The acquisition of Mapi has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date. The table following summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

July 27,
2017
(in thousands)
Cash	$19,649
Property, plant and equipment	3,410
Goodwill*	129,222
Intangible assets**	32,305
Accounts receivable	15,467
Unbilled revenue	8,484
Prepayments and other current assets	3,160
Other receivables	1,430
Income taxes receivable	4,262
Accounts payable	(3,166)
Payments on account	(31,341)
Other liabilities	(26,586)
Non-current other liabilities	(1,061)
Non-current deferred tax liability	(11,104)
Net assets acquired	$144,131

Cash outflows	$144,131
Total consideration	$144,131

*Goodwill represents the acquisition of an established workforce with experience in late phase commercialization, analytics, real world evidence generation and strategic regulatory services in clinical trial services for biologics, drugs and devices. Goodwill related to the business acquired is not tax deductible.
**The Company has made an initial estimate of separate intangible assets acquired of $32.3 million, being customer relationships and order book assets. This assessment is under review and will be finalized within 12 months of the date of acquisition.

The proforma effect of the Mapi acquisition if completed on January 1, 2016 would have resulted in net revenue, net income and earnings per share for the fiscal years ending December 31, 2017 and December 31, 2016 as follows:

	Year Ended
	December 31,
	2017	2016
	(in thousands)
Net revenue	$1,811,018	$1,750,643
Net income	$284,903	$263,101
Basic earnings per share	$5.26	$4.76
Diluted earnings per share	$5.19	$4.66

(b) Acquisition of ClinicalRM

On September 15, 2016, a subsidiary of the Company, ICON US Holdings Inc. acquired Clinical Research Management, Inc. ("ClinicalRM") which resulted in net cash outflows of $52.4 million (including certain payments made on behalf of ClinicalRM totaling $9.2 million). ClinicalRM is a full-service CRO specializing in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. The organization helps customers progress their products to market faster with a wide array of research, regulatory and sponsor services within the U.S. and around the globe. ClinicalRM provide full service and functional research solutions to a broad range of US government agencies. Their extensive expertise extends across basic and applied research, infectious diseases, vaccines development, testing and the response to bio-threats. They have worked in collaboration with government and commercial customers to respond to the threat of global viral epidemics. Further consideration of up to $12.0 million is payable if certain performance milestones are achieved in respect of periods up to December 31, 2017. The fair value of the contingent consideration on acquisition and at March 31, 2017, was estimated at $6.0 million. The evaluation of the performance and forecast performance of ClinicalRM against performance milestones was updated as required at June 30, 2017. Arising from that evaluation, the fair value of the contingent consideration liability was determined as $Nil, resulting in a net credit of $6.0 million being recorded within selling, general & administrative expenses in the Consolidated Statement of operations. The fair value of the contingent consideration at December 31, 2017 is $Nil.

The acquisition of ClinicalRM has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The table following summarizes the fair values of the assets acquired and liabilities assumed:

September 15,
2016
(in thousands)
Cash	$3,168
Property, plant and equipment	939
Goodwill*	35,969
Customer lists	4,012
Order backlog	1,668
Brand	1,409
Accounts receivable	11,431
Unbilled revenue	3,868
Prepayments and other current assets	1,673
Accounts payable	(165)
Other liabilities	(5,569)
Non-current other liabilities	(7)

Net assets acquired	$58,396

Cash outflows (including other liabilities assumed of $9.2 million)	$52,396
Assessment of valuation of contingent consideration at acquisition	6,000
Net purchase consideration	$58,396

*Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible. In finalizing the goodwill on acquisition of CRM in the twelve month period from acquisition, fair value adjustments were made which resulted in an increase to unbilled revenue ($1.1 million) and other liabilities ($1.1 million) and in a decrease to accounts receivable ($0.3 million) and accounts payable ($0.5 million). Customer list, order backlog and brand intangible asset values were also finalized.

The proforma effect of the ClinicalRM acquisition if completed on January 1, 2015 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2016 and December 31, 2015 as follows:

	Year Ended December 31,
	2016	2015
	(in thousands)
Net revenue	$1,713,245	$1,639,085
Net income	$266,148	$244,167
Basic earnings per share	$4.82	$4.16
Diluted earnings per share	$4.72	$4.05

(c) Acquisition of PMG

On December 4, 2015, a subsidiary of the Company, ICON Clinical Research LLC. acquired PMG for cash consideration of $65.4 million, including certain payments on behalf of PMG totaling $10.1 million. PMG is an integrated network of 52 clinical research sites in North Carolina, South Carolina, Tennessee, Illinois and Iowa. The site network includes wholly owned facilities and dedicated clinical research sites. PMG conducts clinical trials in all major therapeutic areas and has particular expertise in vaccine, gastroenterology, cardiovascular, neurology and endocrinology studies. It has a proprietary database of clinical trial participants. It also has access to in excess of 2 million active patients via electronic medical records through its partnerships with health care institutions and community physical practices.

The acquisition of PMG has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The table following summarizes the fair values of the assets acquired and liabilities assumed;

December 4, 2015
(in thousands)
Cash	$194
Property, plant and equipment	712
Goodwill*	48,728
Customer lists	6,938
Order backlog	2,948
Accounts receivable	11,597
Prepayments and other current assets	1,329
Accounts payable	(530)
Other liabilities	(3,456)
Non-current deferred tax liability	(3,106)
Net assets acquired	$65,354

Cash consideration	$53,681
Other liabilities assumed	10,060
Working capital adjustment	1,613
Total cash outflows	$65,354

*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. In finalizing the goodwill on acquisition of PMG in the twelve month period from acquisition, fair value adjustments of $7.7 million were made to deferred tax liabilities ($3.1 million), accounts receivable acquired ($1.4 million), other liabilities ($1.2 million) and the value of the customer list and order backlog assets acquired ($0.4 million).  Additional consideration of $1.6 million was provided on completion of the contractual working capital process.

The proforma effect of the PMG acquisition if completed on January 1, 2014 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2015 and December 31, 2014 as follows:

	Year Ended December 31,
	2015	2014
	(in thousands)
Net revenue	$1,601,891	$1,527,685
Net income	$243,004	$172,390
Basic earnings per share	$4.14	$2.80
Diluted earnings per share	$4.03	$2.73

(d) Acquisition of MediMedia Pharma Solutions

On February 27, 2015, a subsidiary of the Company, ICON Holdings Unlimited Company (formerly ICON Holdings), acquired MediMedia Pharma Solutions for cash consideration of $104.7 million (net of working capital adjustments of $4.0 million). In addition to the cash consideration, certain payments were made on behalf of MediMedia Pharma Solutions on completion totaling $11.3 million. Headquartered in Yardley, Pennsylvania, MediMedia Pharma Solutions includes MediMedia Managed Markets and Complete Healthcare Communications. MediMedia Managed Markets is a leading provider of strategic payer-validated market access solutions. Complete Healthcare Communications is one of the leading medical and scientific communication agencies working with medical affairs, commercial and brand development teams within life science companies. The acquisition agreement provides for certain working capital targets to be achieved by MediMedia Pharma Solutions.

The acquisition of MediMedia Pharma Solutions has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and liabilities assumed on acquisition:

February 27, 2015
(in thousands)
Property, plant and equipment	$1,049
Goodwill*	92,084
Customer lists	22,752
Order backlog	2,521
Accounts receivable	5,240
Unbilled Revenue	4,324
Prepayments and other current assets	621
Accounts payable	(749)
Payments on account	(4,186)
Deferred tax liability	(2,171)
Other liabilities	(5,483)
Net assets acquired	$116,002

Cash consideration	$108,717
Other liabilities assumed**	11,283
Gross cash outflows	120,000
Working capital adjustment	(3,998)
Net cash outflows	$116,002

*
Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry. Goodwill related to the US portion of the business acquired is tax deductible.

**	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities at the acquisition date which have subsequently been discharged.

The proforma effect of the MediMedia Pharma Solutions acquisition if completed on January 1, 2014 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2015 and December 31, 2014 as follows:

	Year Ended December 31,
	2015	2014
	(in thousands)
Net revenue	$1,581,816	$1,556,936
Net income	$239,361	$179,289
Basic earnings per share	$4.07	$2.92
Diluted earnings per share	$3.97	$2.84